Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
20.	Related Party Transactions
For the years ended December 31, 2019, 2020 and 2021, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2019	2020	2021

	(US$)
Rental fee charged by a related party	168	202	216
Consideration to a related party for Netless acquisition	—	1,300	—

The rental fee charged by a related party represented the costs charged from a company under common control of a principal shareholder for a renewable operating lease for an office facility used by the Group. The Company has recorded US$0.4 million of ROU assets and lease liabilities as of December 31, 2021 associated with this lease (see Note 10 for additional information on leases).
Prior to the Netless acquisition (Note 3), a company under common control of a principal shareholder held a 10% preferred share investment in the acquiree company. As part of the acquisition, the related party’s preferred share investment was liquidated, and the related party was entitled to a US$1.3 million worth of payment in a combination of US$1.2 million and 14,935 ordinary shares, as well as additional payout which is contingent on certain conditions. The total payout that the related party is entitled to, including subsequent payments, is equivalent to 100% of the issuance price plus the related party’s ratable portion of the remaining purchase price as a 10% shareholder. The cash consideration was recorded as a payable as of December 31, 2020 and was subsequently settled in 2021.